SCHEDULE OF NOTES RECEIVABLE (Details) (USD $)	9 Months Ended
Sep. 30, 2012
Notes Receivable Schedule Of Notes Receivable 1	$ 474,196
Notes Receivable Schedule Of Notes Receivable 2	$ 15,727